Loans and Allowance for Loan Losses and Credit Quality (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivables modified as troubled debt
Total Modifications	$ 1,756	$ 3,766
Commercial Real Estate [Member]
Financing receivables modified as troubled debt
Total Modifications	1	44
Consumer [Member]
Financing receivables modified as troubled debt
Total Modifications
Residential [Member]
Financing receivables modified as troubled debt
Total Modifications	$ 1	$ 555